Commitments And Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Contingencies And Commitments [Line Items]
Aggregate operating lease obligations	$ 70,261,000			$ 69,300,000
Rent expense	17,500,000	16,600,000	16,900,000
Facility Closing [Member]
Contingencies And Commitments [Line Items]
Rent expense	200,000	100,000	400,000
Facility Closing [Member] | Accrued Liabilities [Member]
Contingencies And Commitments [Line Items]
Accrued Rent	$ 1,200,000	$ 1,400,000